Investments	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Investments
INVESTMENTS
The following tables present the composition of our investment portfolio by major security type, consistent with our classification of how we manage, monitor, and measure the portfolio. Our securities are reported in our Consolidated Balance Sheets at fair value. The changes in fair value for our fixed-maturity securities (other than hybrid securities) are reported as a component of accumulated other comprehensive income, net of deferred income taxes, in our Consolidated Balance Sheets.
The net holding period gains (losses) reported below represent the inception-to-date changes in fair value. The changes in the net holding period gains (losses) between periods for the hybrid securities and, beginning in 2018, equity securities are recorded as a component of net realized gains (losses) on securities in our Consolidated Statements of Comprehensive Income. Prior to 2018, the change in fair value of our equity securities was part of accumulated other comprehensive income (see Note 1 – Reporting and Accounting Policies for further discussion). For comparative purposes, the change in fair value of the hybrid securities that was recognized in 2017 and 2016 was reclassified out of "net realized gains (losses) on security sales" and into "net holding period gains (losses) on securities" to conform to the current year presentation.

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2018
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$9,897.4	$71.2	$(52.1)	$0	$9,916.5	29.5%
State and local government obligations	1,654.6	7.3	(12.8)	0	1,649.1	4.9
Corporate debt securities	8,808.5	13.6	(125.3)	(2.5)	8,694.3	25.9
Residential mortgage-backed securities	733.5	6.0	(5.1)	0	734.4	2.2
Commercial mortgage-backed securities	3,332.8	7.8	(39.0)	0	3,301.6	9.8
Other asset-backed securities	3,585.4	3.6	(11.8)	0.1	3,577.3	10.7
Redeemable preferred stocks	243.7	5.9	(3.5)	(7.8)	238.3	0.7
Total fixed maturities	28,255.9	115.4	(249.6)	(10.2)	28,111.5	83.7
Short-term investments	1,795.9	0	0	0	1,795.9	5.4
Total available-for-sale securities	30,051.8	115.4	(249.6)	(10.2)	29,907.4	89.1
Equity securities:
Nonredeemable preferred stocks	1,002.6	0	0	31.3	1,033.9	3.1
Common equities	1,148.9	0	0	1,477.2	2,626.1	7.8
Total equity securities	2,151.5	0	0	1,508.5	3,660.0	10.9
Total portfolio[1,2]	$32,203.3	$115.4	$(249.6)	$1,498.3	$33,567.4	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2017
Fixed maturities:
U.S. government obligations	$6,688.8	$1.1	$(44.0)	$0	$6,645.9	24.4%
State and local government obligations	2,285.6	20.7	(9.3)	0.1	2,297.1	8.4
Corporate debt securities	4,997.2	14.8	(14.4)	0.1	4,997.7	18.3
Residential mortgage-backed securities	828.8	11.3	(3.4)	0	836.7	3.1
Commercial mortgage-backed securities	2,760.1	11.8	(13.3)	0	2,758.6	10.1
Other asset-backed securities	2,454.5	4.5	(4.5)	0.2	2,454.7	9.0
Redeemable preferred stocks	194.9	17.8	(1.5)	(0.2)	211.0	0.8
Total fixed maturities	20,209.9	82.0	(90.4)	0.2	20,201.7	74.1
Short-term investments	2,869.4	0	0	0	2,869.4	10.5
Total fixed maturities and short-term	23,079.3	82.0	(90.4)	0.2	23,071.1	84.6
Equity securities:
Nonredeemable preferred stocks	698.6	114.0	(8.8)	0	803.8	2.9
Common equities	1,499.0	1,901.0	(0.2)	0	3,399.8	12.5
Total equity securities	2,197.6	2,015.0	(9.0)	0	4,203.6	15.4
Total available-for-sale portfolio[1,2]	$25,276.9	$2,097.0	$(99.4)	$0.2	$27,274.7	100.0%

[1] Our portfolio reflects the effect of unsettled security transactions; at December 31, 2018, $5.9 million was included in “other liabilities,” compared to $5.8 million in “other assets” at December 31, 2017.
[2] The total fair value of the portfolio at December 31, 2018 and 2017 included $2.9 billion and $1.6 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
At December 31, 2018, bonds and certificates of deposit in the principal amount of $250.8 million were on deposit to meet state insurance regulatory and/or rating agency requirements. We did not hold any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2018 or 2017. At December 31, 2018, we did not hold any debt securities that were non-income producing during the preceding 12 months.
Short-Term Investments Our short-term investments may include commercial paper and other investments that are expected to mature or are redeemable within one year.
We did not have any open repurchase or reverse repurchase transactions in our short-term investment portfolio at December 31, 2018 or 2017. To the extent we enter into repurchase or reverse repurchase transactions, and consistent with past practice, we would elect not to offset these transactions and would report them on a gross basis on our balance sheets despite the option to elect to offset these transactions as long as they were with the same counterparty and subject to an enforceable master netting arrangement.
Hybrid Securities Included in our fixed maturities are hybrid securities, which are reported at fair value at December 31:

(millions)	2018	2017
Fixed Maturities:
State and local government obligations	$3.6	$6.1
Corporate debt securities	158.9	99.8
Other asset-backed securities	4.5	6.7
Redeemable preferred stocks	77.7	30.3
Total hybrid securities	$244.7	$142.9

Certain securities in our portfolio are accounted for as hybrid securities because they contain embedded derivatives that are not deemed to be clearly and closely related to the host investments. Since the embedded derivatives (e.g., change-in-control put option, debt-to-equity conversion, or any other feature unrelated to the credit quality or risk of default of the issuer that could impact the amount or timing of our expected future cash flows) do not have observable intrinsic values, we have elected to record the changes in fair value of these securities through income as realized gains or losses.
Fixed Maturities  The composition of fixed maturities by maturity at December 31, 2018, was:

(millions)	Cost	Fair Value
Less than one year	$4,880.1	$4,867.0
One to five years	17,719.4	17,652.0
Five to ten years	5,581.3	5,517.5
Ten years or greater	75.1	75.0
Total	$28,255.9	$28,111.5

Asset-backed securities are classified in the maturity distribution table based upon their projected cash flows. All other securities that do not have a single maturity date are reported based upon expected average maturity. Contractual maturities may differ from expected maturities because the issuers of the securities may have the right to call or prepay obligations.

Gross Unrealized Losses  As of December 31, 2018, we had $249.6 million of gross unrealized losses in our fixed-maturity securities. A review of these securities indicated that the issuers were current with respect to their interest obligations and that there was no evidence of deterioration of the current cash flow projections that would indicate we would not receive the remaining principal at maturity.
The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2018
Fixed maturities:
U.S. government obligations	51	$4,438.0	$(52.1)	2	$126.6	$(0.1)	49	$4,311.4	$(52.0)
State and local government obligations	299	972.4	(12.8)	49	192.7	(0.3)	250	779.7	(12.5)
Corporate debt securities	368	6,723.3	(125.3)	133	2,613.3	(33.4)	235	4,110.0	(91.9)
Residential mortgage-backed securities	228	450.2	(5.1)	32	248.8	(0.8)	196	201.4	(4.3)
Commercial mortgage-backed securities	140	2,328.5	(39.0)	48	741.2	(8.9)	92	1,587.3	(30.1)
Other asset-backed securities	203	2,691.3	(11.8)	84	1,551.7	(3.2)	119	1,139.6	(8.6)
Redeemable preferred stocks	3	48.5	(3.5)	1	18.9	(0.6)	2	29.6	(2.9)
Total fixed maturities	1,292	$17,652.2	$(249.6)	349	$5,493.2	$(47.3)	943	$12,159.0	$(202.3)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2017
Fixed maturities:
U.S. government obligations	58	$5,817.0	$(44.0)	41	$4,869.3	$(34.6)	17	$947.7	$(9.4)
State and local government obligations	358	1,200.3	(9.3)	230	737.6	(4.4)	128	462.7	(4.9)
Corporate debt securities	222	2,979.4	(14.4)	171	2,072.9	(9.1)	51	906.5	(5.3)
Residential mortgage-backed securities	201	300.9	(3.4)	30	75.1	(0.2)	171	225.8	(3.2)
Commercial mortgage-backed securities	105	1,682.3	(13.3)	63	1,221.2	(5.9)	42	461.1	(7.4)
Other asset-backed securities	197	1,837.3	(4.5)	134	1,377.8	(3.3)	63	459.5	(1.2)
Redeemable preferred stocks	2	21.8	(1.5)	1	10.8	(0.1)	1	11.0	(1.4)
Total fixed maturities	1,143	13,839.0	(90.4)	670	10,364.7	(57.6)	473	3,474.3	(32.8)
Equity securities:
Nonredeemable preferred stocks	4	127.8	(8.8)	1	56.5	(0.5)	3	71.3	(8.3)
Common equities	19	13.4	(0.2)	18	13.4	(0.2)	1	0	0
Total equity securities	23	141.2	(9.0)	19	69.9	(0.7)	4	71.3	(8.3)
Total portfolio	1,166	$13,980.2	$(99.4)	689	$10,434.6	$(58.3)	477	$3,545.6	$(41.1)

During 2018, the number of securities in our fixed-maturity portfolio with unrealized losses increased slightly as a result of rising interest rates. We had no material decreases in valuation as a result of credit rating downgrades during the year and all of the securities in the table above are current with respect to required principal and interest payments.

Other-Than-Temporary Impairment (OTTI)  The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined (i.e., unadjusted for valuation changes subsequent to the original write-down):

	December 31,
(millions)	2018	2017
Fixed maturities:
Residential mortgage-backed securities	$(19.7)	$(19.7)
Commercial mortgage-backed securities	(0.1)	(0.3)
Total fixed maturities	$(19.8)	$(20.0)

The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2018, 2017, and 2016, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Total at December 31, 2017	$0	$0.5	$0.5
Credit losses for which an OTTI was not previously recognized	0	0	0
Reductions for securities sold/matured	0	0	0
Change in recoveries of future cash flows expected to be collected[1]	0	0	0
Total at December 31, 2018	$0	$0.5	$0.5

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Total at December 31, 2016	$11.1	$0.4	$11.5
Credit losses for which an OTTI was not previously recognized	0	0.4	0.4
Reductions for securities sold/matured	(10.9)	(0.3)	(11.2)
Change in recoveries of future cash flows expected to be collected[1]	(0.2)	0	(0.2)
Total at December 31, 2017	$0	$0.5	$0.5

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Total at December 31, 2015	$12.4	$0.4	$12.8
Credit losses for which an OTTI was not previously recognized	0	0	0
Reductions for securities sold/matured	0	0	0
Change in recoveries of future cash flows expected to be collected[1]	(1.3)	0	(1.3)
Total at December 31, 2016	$11.1	$0.4	$11.5
[1] Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
Although we determined it is more likely that we will not be required to sell the securities prior to the recovery of their respective cost bases (which could be maturity), we are required to measure the amount of potential credit losses on the securities that were in an unrealized loss position. In that process, we considered a number of factors and inputs related to the individual securities. The methodology and significant inputs used to measure the amount of credit losses in our portfolio included: current performance indicators on the business model or underlying assets (e.g., delinquency rates, foreclosure rates, and default rates); credit support (via current levels of subordination); historical credit ratings; and updated cash flow expectations based upon these performance indicators. In order to determine the amount of credit loss, if any, the net present value of the cash flows expected (i.e., expected recovery value) was calculated using the current book yield for each security, and was compared to its current amortized value. In the event that the net present value was below the amortized value, a credit loss would be deemed to exist, and the security would be written down. We did not have any credit impairment write-downs for the year ended December 31, 2018.

Realized Gains (Losses)  The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2018	2017	2016
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$6.7	$6.2	$24.6
State and local government obligations	9.5	10.5	16.0
Corporate and other debt securities	2.4	20.3	43.3
Residential mortgage-backed securities	0	23.8	2.5
Commercial mortgage-backed securities	2.0	4.9	13.3
Other asset-backed securities	0.1	0.3	0
Redeemable preferred stocks	4.5	8.5	20.9
Short-term investments	0	0	0.1
Total available-for-sale securities	25.2	74.5	120.7
Equity securities:
Nonredeemable preferred stocks	4.1	58.4	11.9
Common equities	286.6	43.0	61.3
Total equity securities	290.7	101.4	73.2
Subtotal gross realized gains on security sales	315.9	175.9	193.9
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(98.7)	(28.7)	(2.4)
State and local government obligations	(2.9)	(0.1)	(1.6)
Corporate and other debt securities	(10.4)	(5.1)	(2.5)
Residential mortgage-backed securities	(0.1)	(0.4)	(0.2)
Commercial mortgage-backed securities	(6.3)	(5.3)	(5.6)
Other asset-backed securities	(1.1)	(0.4)	0
Redeemable preferred stocks	(0.1)	(6.4)	(6.6)
Short-term investments	0	(0.2)	(0.1)
Total available-for-sale securities	(119.6)	(46.6)	(19.0)
Equity securities:
Nonredeemable preferred stocks	(3.9)	(5.9)	(5.3)
Common equities	(21.7)	(12.2)	(15.7)
Total equity securities	(25.6)	(18.1)	(21.0)
Subtotal gross realized losses on security sales	(145.2)	(64.7)	(40.0)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	(92.0)	(22.5)	22.2
State and local government obligations	6.6	10.4	14.4
Corporate and other debt securities	(8.0)	15.2	40.8
Residential mortgage-backed securities	(0.1)	23.4	2.3
Commercial mortgage-backed securities	(4.3)	(0.4)	7.7
Other asset-backed securities	(1.0)	(0.1)	0
Redeemable preferred stocks	4.4	2.1	14.3
Short-term investments	0	(0.2)	0
Total available-for-sale securities	(94.4)	27.9	101.7
Equity securities:
Nonredeemable preferred stocks	0.2	52.5	6.6
Common equities	264.9	30.8	45.6
Total equity securities	265.1	83.3	52.2
Litigation settlements and other gains (losses)	0	1.2	0.4
Subtotal net realized gains (losses) on security sales	170.7	112.4	154.3
Net holding period gains (losses)
Hybrid securities	(10.4)	(1.6)	2.1
Equity securities	(497.5)	0	0
Derivatives	0	0	(20.0)
Subtotal net holding period gains (losses)	(507.9)	(1.6)	(17.9)
Other-than-temporary impairment losses
Fixed maturities:
Commercial mortgage-backed securities	0	(0.4)	0
Redeemable preferred stocks	0	0	(25.3)
Total fixed maturities	0	(0.4)	(25.3)
Equity securities:
Common equities	0	(11.2)	(0.3)
Subtotal investment other-than-temporary impairment losses	0	(11.6)	(25.6)
Other asset impairment	(68.3)	(49.6)	(59.7)
Subtotal other-than-temporary impairment losses	(68.3)	(61.2)	(85.3)
Total net realized gains (losses) on securities	$(405.5)	$49.6	$51.1

Gross realized gains in 2018 were predominantly in common equities as we sold a portion of our holdings twice during the year in an effort to reduce the portfolio’s overall risk profile. Gross realized losses in 2018 were primarily in treasury securities, within our fixed-maturity portfolio. Treasury securities are used to manage our overall portfolio duration and with the volatility in interest rates during 2018, we were active in managing the portfolio’s duration to limit potentially significant negative impacts to the fixed-maturity portfolio’s overall valuation. Also included are holding period gains and losses, related to valuation changes on equity securities and hybrid securities, recoveries from litigation settlements related to investments, and write-downs for securities determined to be other-than-temporarily impaired. The other asset impairment relates to renewable energy investments, which are reflected in “other assets” on the balance sheet, under which the future pretax cash flows are expected to be less than the carrying value of the assets. See Note 5 - Income Taxes for the tax benefits related to these investments.

The following table reflects our holding period realized gains (losses) on equity securities recognized for the year ended December 31, 2018 for equity securities held at year end:

(millions)	2018
Total net gains (losses) recognized during the period on equity securities	$(232.4)
Less: Net gains (losses) recognized on equity securities sold during the period	265.1
Net holding period gains (losses) recognized during the period on equity securities held at period end	$(497.5)
Note: Comparative disclosure for the prior year period is not meaningful.
Net Investment Income  The components of net investment income for the years ended December 31, were:

(millions)	2018	2017	2016
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$196.8	$72.7	$18.2
State and local government obligations	37.7	51.5	52.3
Foreign government obligations	0	0.3	0.4
Corporate debt securities	217.9	125.2	110.7
Residential mortgage-backed securities	27.6	34.7	47.3
Commercial mortgage-backed securities	93.9	79.6	81.6
Other asset-backed securities	75.7	47.1	28.0
Redeemable preferred stocks	12.3	11.8	14.9
Total fixed maturities	661.9	422.9	353.4
Short-term investments	52.9	37.8	19.7
Total available-for-sale securities	714.8	460.7	373.1
Equity securities:
Nonredeemable preferred stocks	45.9	44.1	48.6
Common equities	59.8	58.3	57.2
Total equity securities	105.7	102.4	105.8
Investment income	820.5	563.1	478.9
Investment expenses	(24.3)	(23.9)	(22.4)
Net investment income	$796.2	$539.2	$456.5

The amount of investment income (interest and dividends) we recognize varies based on the average assets held during the year and the book yields of the securities in our portfolio. The increases in net investment income in 2018 and 2017, were due to a combination of an increase in average assets and an increase in portfolio yields. The increase in average assets was due to strong underwriting growth and profitability, as well as the proceeds from debt and preferred stock issuances. The increase in portfolio yields was a result of our decisions to hold a short-duration portfolio, which allowed us to reinvest significant maturities and paydowns of principal at higher yields, and to increase the portfolio duration from 2.2 years at December 31, 2016 to 2.5 years at December 31, 2017, and finally to 2.8 years at December 31, 2018, as interest rates generally rose.

Trading Securities  At December 31, 2018 and 2017, we did not hold any trading securities and we did not have any net realized gains (losses) on trading securities for the years ended December 31, 2018, 2017, and 2016.
Derivative Instruments  At December 31, 2018, 2017, and 2016, we had no open derivative positions.
During 2018, we reclassified $1.0 million of net unrealized losses from accumulated other comprehensive income to interest expense on our closed debt issuance cash flow hedges, compared to net unrealized gains of $0.3 million and $1.9 million during 2017 and 2016, respectively.
During March 2017, we entered into a forecasted debt issuance hedge, against a possible rise in interest rates, in conjunction with the $850 million of 4.125% Senior Notes due 2047 issued in April 2017. Upon issuance, we closed the hedge and recognized, as part of accumulated other comprehensive income, a pretax unrealized loss of $8.0 million in April 2017.
From time to time, we use interest rate swaps and treasury futures contracts to manage the fixed-income portfolio duration. During 2016, we closed interest rate swaps and treasury futures contracts with notional values of $750 million and $135 million, respectively. We recorded a net realized loss of $19.0 million on the interest rate swaps and a net realized gain of $0.3 million on the treasury futures.